Revenue (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Revenue

	Three Months Ended June 30				Six Months Ended June 30

(in thousands)	2020		2019		2020		2019

Sales
Gold
Gold credit sales	$159,272	64%	$117,873	62%	$318,794	64%	$263,991	64%
Concentrate sales	-	0%	997	1%	-	0%	5,279	1%
	$159,272	64%	$118,870	63%	$318,794	64%	$269,270	65%
Silver
Silver credit sales	$62,526	25%	$48,446	25%	$132,033	26%	$100,097	24%
Concentrate sales	16,616	7%	14,867	8%	31,027	6%	30,377	7%
	$79,142	32%	$63,313	33%	$163,060	32%	$130,474	31%
Palladium
Palladium credit sales	$9,540	4%	$7,283	4%	$20,890	4%	$14,771	4%

Total sales revenue	$247,954	100%	$189,466	100%	$502,744	100%	$414,515	100%